Ordinary shares and treasury shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary shares and treasury shares	Ordinary shares and treasury shares
The authorized share capital of the Company is US$50 divided into 10,000,000,000 shares comprising of (i) 8,000,000,000 Class A Ordinary Shares with par value of US$0.000005 each, (ii) 1,000,000,000 Class B Ordinary Shares with par value of US$0.000005 each, and (iii) 1,000,000,000 shares with par value of US$0.000005 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Articles.

Ordinary shares

In 2023, the Company issued 554,575 Class A Ordinary Shares for the 2022 Share Incentive Plan.

In 2024, the Company issued 7,180,061 Class A Ordinary Shares for the 2022 Share Incentive Plan.

In 2025, the Company issued 8,130,272 Class A Ordinary Shares for the 2022 Share Incentive Plan.
On March 28, 2025, the Group issued 25,000,000 Class A ordinary shares upon follow-on public offering at a public offering price of US$1.80 per share. The Group received net proceeds of US$42,578.

During the year ended December 31, 2025, the Group issued 4,107,146 Class A ordinary shares upon conversion of aggregate US$7,664 principal amount of its convertible notes.

In 2025, 3,000,000 Class B ordinary shares held by Jie&Hao Holding Limited were converted into equivalent number of Class A ordinary shares.

Treasury shares

On July 15, 2024, the Company received a written notice from a shareholder relating to the surrender of 4,500,000 Class A ordinary shares of the Company by that shareholder for no consideration. These surrendered shares were designated and held in the name of the Company as treasury shares.
In December 2024, the Group kicked-off a share repurchase program under which the Company may repurchase up to US$20,000 of its ordinary shares until the close of business on September 30, 2025. The limit was subsequently increased to an aggregate amount of US$40,000 up to the end of March 31, 2026. Under the repurchase program, the Company’s proposed repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. During the year ended December 31, 2025, the Company repurchased 20,897,751 shares (2024: 503,000 shares) in the open market for a total consideration, including related expenses, of US$28,985 (2024: US$1,019) which are reported as treasury shares on the consolidated balance sheets.